Distribution Date:	10/18/21	Morgan Stanley Capital I Inc.
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Trust Advisor	Pacific Life Insurance Company
Certificate Factor Detail	3		Lisa Fields	(949) 219-3856
Certificate Interest Reconciliation Detail	4		700 Newport Center Drive, | Newport Beach, CA 92660
		Depositor	Morgan Stanley Capital I Inc.
Additional Information	5
			General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Bond / Collateral Reconciliation - Cash Flows	6		1585 Broadway, | New York, NY 10036
Bond / Collateral Reconciliation - Balances	7	Master Servicer	KeyCorp Real Estate Capital Markets, Inc.
Current Mortgage Loan and Property Stratification	8-12		Andy Lindenman	(913) 317-4372
Mortgage Loan Detail (Part 1)	13		11501 Outlook,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	14	Special Servicer	Midland Loan Services
Principal Prepayment Detail	15		Valerie Nichols	(913) 253-9000
Historical Detail	16		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Delinquency Loan Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	18				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61760VAL7	1.085000%	65,086,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61760VAM5	2.111000%	244,709,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61760VAN3	2.991000%	75,630,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61760VAP8	3.244000%	383,661,000.00	86,586,289.87	923,526.59	234,071.60	0.00	0.00	1,157,598.19	85,662,763.28	78.67%	30.00%
A-S	61760VAQ6	3.773000%	111,243,000.00	111,243,000.00	0.00	349,766.53	0.00	0.00	349,766.53	111,243,000.00	50.97%	19.88%
B	61760VAC7	5.213000%	50,815,000.00	50,815,000.00	0.00	220,748.83	0.00	0.00	220,748.83	50,815,000.00	38.32%	15.25%
C	61760VAD5	5.366407%	37,081,000.00	37,081,000.00	0.00	165,826.46	0.00	0.00	165,826.46	37,081,000.00	29.08%	11.88%
D	61760VAE3	5.366407%	24,721,000.00	24,721,000.00	0.00	110,552.47	0.00	0.00	110,552.47	24,721,000.00	22.93%	9.63%
E	61760VAF0	5.366407%	39,827,000.00	39,827,000.00	0.00	185,325.77	0.00	0.00	185,325.77	39,827,000.00	13.01%	6.00%
F	61760VAG8	3.070000%	17,854,000.00	17,854,000.00	0.00	0.00	0.00	0.00	0.00	17,854,000.00	8.57%	4.38%
G	61760VAH6	3.070000%	19,227,000.00	19,227,000.00	0.00	0.00	0.00	0.00	0.00	19,227,000.00	3.78%	2.63%
H	61760VAJ2	3.070000%	28,841,600.00	15,175,322.62	0.00	0.00	0.00	0.00	0.00	15,175,322.62	0.00%	0.00%
R	61760VAK9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,098,695,600.00	402,529,612.49	923,526.59	1,266,291.66	0.00	0.00	2,189,818.25	401,606,085.90

Notional Certificates
X-A	61760VAA1	1.824941%	880,329,000.00	197,829,289.87	0.00	300,855.68	0.00	0.00	300,855.68	196,905,763.28
X-B	61760VAB9	0.624314%	218,366,600.00	204,700,322.62	0.00	106,497.67	0.00	0.00	106,497.67	204,700,322.62
Notional SubTotal			1,098,695,600.00	402,529,612.49	0.00	407,353.35	0.00	0.00	407,353.35	401,606,085.90

Deal Distribution Total					923,526.59	1,673,645.01	0.00	0.00	2,597,171.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties Realized Losses		Total Distribution	Ending Balance
Regular Certificates
A-1	61760VAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61760VAM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61760VAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61760VAP8	225.68436685	2.40714222	0.61010006	0.00000000	0.00000000	0.00000000	0.00000000	3.01724228	223.27722463
A-S	61760VAQ6	1,000.00000000	0.00000000	3.14416664	0.00000000	0.00000000	0.00000000	0.00000000	3.14416664	1,000.00000000
B	61760VAC7	1,000.00000000	0.00000000	4.34416668	0.00000000	0.00000000	0.00000000	0.00000000	4.34416668	1,000.00000000
C	61760VAD5	1,000.00000000	0.00000000	4.47200615	0.00000000	0.00000000	0.00000000	0.00000000	4.47200615	1,000.00000000
D	61760VAE3	1,000.00000000	0.00000000	4.47200639	0.00000000	0.00000000	0.00000000	0.00000000	4.47200639	1,000.00000000
E	61760VAF0	1,000.00000000	0.00000000	4.65326964	(0.18126346)	0.45276245	0.00000000	0.00000000	4.65326964	1,000.00000000
F	61760VAG8	1,000.00000000	0.00000000	0.00000000	2.55833315	5.11666629	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61760VAH6	1,000.00000000	0.00000000	0.00000000	2.55833307	5.11666615	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61760VAJ2	526.16091410	0.00000000	0.00000000	1.34609488	20.96681287	0.00000000	0.00000000	0.00000000	526.16091410
R	61760VAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61760VAA1	224.72199583	0.00000000	0.34175369	0.00000000	0.00000000	0.00000000	0.00000000	0.34175369	223.67292601
X-B	61760VAB9	937.41589886	0.00000000	0.48770128	0.00000000	0.00000000	0.00000000	0.00000000	0.48770128	937.41589886

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	234,071.60	0.00	234,071.60	0.00	0.00	0.00	234,071.60	0.00
X-A	09/01/21 - 09/30/21	30	0.00	300,855.68	0.00	300,855.68	0.00	0.00	0.00	300,855.68	0.00
X-B	09/01/21 - 09/30/21	30	0.00	106,497.67	0.00	106,497.67	0.00	0.00	0.00	106,497.67	0.00
A-S	09/01/21 - 09/30/21	30	0.00	349,766.53	0.00	349,766.53	0.00	0.00	0.00	349,766.53	0.00
B	09/01/21 - 09/30/21	30	0.00	220,748.83	0.00	220,748.83	0.00	0.00	0.00	220,748.83	0.00
C	09/01/21 - 09/30/21	30	0.00	165,826.46	0.00	165,826.46	0.00	0.00	0.00	165,826.46	0.00
D	09/01/21 - 09/30/21	30	0.00	110,552.47	0.00	110,552.47	0.00	0.00	0.00	110,552.47	0.00
E	09/01/21 - 09/30/21	30	25,251.35	178,106.59	0.00	178,106.59	(7,219.18)	0.00	0.00	185,325.77	18,032.17
F	09/01/21 - 09/30/21	30	45,676.48	45,676.48	0.00	45,676.48	45,676.48	0.00	0.00	0.00	91,352.96
G	09/01/21 - 09/30/21	30	49,189.07	49,189.07	0.00	49,189.07	49,189.07	0.00	0.00	0.00	98,378.14
H	09/01/21 - 09/30/21	30	565,892.90	38,823.53	0.00	38,823.53	38,823.53	0.00	0.00	0.00	604,716.43
Totals			686,009.80	1,800,114.91	0.00	1,800,114.91	126,469.90	0.00	0.00	1,673,645.01	812,479.70

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 25

Additional Information
Total Available Distribution Amount (1)	2,597,171.60
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,809,407.37	Master Servicing Fee	7,212.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,408.85
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	670.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,809,407.37	Total Fees	9,292.44

Principal		Expenses/Reimbursements
Scheduled Principal	923,526.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	103,763.32
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,706.59
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	923,526.56	Total Expenses/Reimbursements	126,469.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,673,645.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	923,526.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,597,171.60
Total Funds Collected	2,732,933.93	Total Funds Distributed	2,732,933.95

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	402,529,612.49	402,529,612.49	Beginning Certificate Balance	402,529,612.49
(-) Scheduled Principal Collections	923,526.56	923,526.56	(-) Principal Distributions	923,526.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	401,606,085.90	401,606,085.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	402,754,546.71	402,754,546.71	Ending Certificate Balance	401,606,085.90
Ending Actual Collateral Balance	402,072,672.62	402,072,672.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP	Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP
$10,000,000 or less	4	23,916,957.55	5.96%	4	5.5271	1.898672	1.20 or less	3	133,620,997.66	33.27%	5	5.3297	0.907548
$10,000,001 to $20,000,000	3	47,873,845.76	11.92%	4	5.8574	1.565717	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
$20,000,001 to $30,000,000	1	29,478,426.14	7.34%	4	5.5000	1.790000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$30,000,001 to $40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$40,000,001 to $70,000,000	1	49,092,806.59	12.22%	4	5.8100	1.850000	1. 51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$70,000,001 to $80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	3	27,046,031.74	6.73%	5	5.6450	1.636600
$80,000,001 to $100,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	29,478,426.14	7.34%	4	5.5000	1.790000
$100,000,001 or greater	1	108,749,979.20	27.08%	5	5.1900	0.860000	1.81 to 1.90	1	49,092,806.59	12.22%	4	5.8100	1.850000
Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.30	1	12,117,795.86	3.02%	3	6.0000	2.090000
							2.31 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 or greater	1	7,755,957.25	1.93%	5	5.0900	2.970000
							Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³						Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	142,494,070.66	35.48%	5	5.2064	NAP	Defeased	13	142,494,070.66	35.48%	5	5.2064	NAP
California	1	7,755,957.25	1.93%	5	5.0900	2.970000	Lodging	3	18,255,217.09	4.55%	3	6.1345	1.726903
Colorado	1	17,022,452.67	4.24%	5	5.8300	1.650000	Multi-Family	1	18,733,597.23	4.66%	5	5.7900	1.150000
Connecticut	1	108,749,979.20	27.08%	5	5.1900	0.860000	Office	1	49,092,806.59	12.22%	4	5.8100	1.850000
Florida	1	3,851,598.51	0.96%	5	5.2200	1.620000	Retail	5	165,274,437.08	41.15%	5	5.3197	1.152960
Georgia	1	6,171,980.56	1.54%	4	5.4000	1.610000	Self Storage	1	7,755,957.25	1.93%	5	5.0900	2.970000
Michigan	1	29,478,426.14	7.34%	4	5.5000	1.790000	Totals	24	401,606,085.90	100.00%	5	5.3940	1.522111
New York	1	49,092,806.59	12.22%	4	5.8100	1.850000
Texas	4	36,988,814.32	9.21%	4	5.9600	1.434721
Totals	24	401,606,085.90	100.00%	5	5.3940	1.522111

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP	Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP
	5.000% or less	0	0.00	0.00%	0	0.0000	0.000000	5 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	5	156,007,941.66	38.85%	5	5.2527	1.189061	6 months to 11 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501 to 6.000%	4	96,966,652.35	24.14%	4	5.8334	1.709645	12 months or greater	10	259,112,015.24	64.52%	5	5.4972	1.379637
	6.001% to 6.500%	1	6,137,421.23	1.53%	3	6.4000	1.010000	Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111
	6.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP	Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP
	54 months or less	10	259,112,015.24	64.52%	5	5.4972	1.379637	300 months or less	10	259,112,015.24	64.52%	5	5.4972	1.379637
55 months to 60 months		0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111
	Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	142,494,070.66	35.48%	5	5.2064	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	10	259,112,015.24	64.52%	5	5.4972	1.379637
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	401,606,085.90	100.00%	5	5.3940	1.522111
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 25

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10072964	1	RT	Manchester	CT	Actual/360	5.190%	471,388.81	241,652.47	0.00	N/A	03/01/22	--	108,991,631.70	108,749,979.20	08/01/21
4	10073586	1	RT	Camp Hill	PA	Actual/360	5.296%	244,060.20	120,889.30	0.00	N/A	03/01/22	--	55,300,649.02	55,179,759.72	10/01/21
6	10072967	1	OF	Brooklyn	NY	Actual/360	5.810%	238,466.44	160,158.03	0.00	N/A	02/01/22	--	49,252,964.62	49,092,806.59	10/01/21
9	10073620	1	RT	Troy	MI	Actual/360	5.500%	135,399.70	63,326.45	0.00	N/A	02/10/22	--	29,541,752.59	29,478,426.14	10/10/21
10	10073587	1	OF	Eden Prairie	MN	Actual/360	4.857%	122,366.37	48,797.40	0.00	N/A	03/01/22	--	30,232,581.31	30,183,783.91	10/01/21
13	10072970	1	OF	El Segundo	CA	Actual/360	4.900%	112,014.68	44,549.70	0.00	03/10/22	03/10/42	--	27,432,166.36	27,387,616.66	10/10/21
16	10073582	1	SS	Various	Various	Actual/360	5.775%	102,615.45	43,675.05	0.00	03/01/22	03/01/32	--	21,322,691.72	21,279,016.67	10/01/21
17	10072972	1	MF	San Antonio	TX	Actual/360	5.790%	90,574.75	38,370.85	0.00	N/A	03/10/22	--	18,771,968.08	18,733,597.23	10/10/21
19	10072974	1	RT	Denver	CO	Actual/360	5.830%	82,875.28	35,924.73	0.00	N/A	03/05/22	--	17,058,377.40	17,022,452.67	10/05/21
21	10073572	1	LO	Various	TX	Actual/360	6.000%	60,784.39	39,082.33	0.00	N/A	01/01/22	--	12,156,878.19	12,117,795.86	10/01/21
27	10072981	1	IN	Edison	NJ	Actual/360	5.430%	38,428.81	28,661.75	0.00	02/10/22	02/10/37	--	8,492,555.45	8,463,893.70	10/10/21
30	10073590	1	SS	Norwalk	CA	Actual/360	5.090%	32,972.27	17,464.93	0.00	N/A	03/01/22	--	7,773,422.18	7,755,957.25	10/01/21
31	10072983	1	LO	Arlington	TX	Actual/360	6.400%	32,834.31	19,011.01	0.00	N/A	01/10/22	--	6,156,432.24	6,137,421.23	10/10/21
32	10072984	1	RT	Atlanta	GA	Actual/360	5.400%	27,834.38	13,438.13	0.00	N/A	02/10/22	--	6,185,418.69	6,171,980.56	10/10/21
34	10073589	1	RT	Altamonte Springs	FL	Actual/360	5.220%	16,791.53	8,524.43	0.00	N/A	03/01/22	--	3,860,122.94	3,851,598.51	10/01/21
Totals								1,809,407.37	923,526.56	0.00				402,529,612.49	401,606,085.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 13 of 25

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	7,876,418.34	0.00	--	--	09/13/21	27,304,141.48	239,191.86	606,898.31	1,183,005.12	2,285,973.07	0.00
4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1	10,096,224.83	4,906,981.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,353,992.46	2,233,008.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	1,873,839.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,344,665.21	1,227,977.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,323,967.08	2,899,087.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	1,603,490.99	908,074.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	7,214.46	0.00
31	1	461,715.33	732,705.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	853,749.20	413,650.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	496,251.72	247,656.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		31,284,314.21	13,569,142.02				27,304,141.48	239,191.86	606,898.31	1,183,005.12	2,293,187.53	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
10/18/21	1	108,749,979.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.393989%	5.366286%	5
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	38,955,468.93	5.394110%	5.366407%	6
08/17/21	1	109,216,565.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	81,740,368.73	5.388057%	5.360488%	7
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	44,052,233.54	5.389662%	5.362332%	7
06/17/21	0	0.00	0	0.00	1	20,491,824.50	0	0.00	0	0.00	0	0.00	0	0.00	3	103,741,149.78	5.436199%	5.408966%	8
05/17/21	0	0.00	0	0.00	1	20,552,936.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.446875%	5.419798%	8
04/16/21	0	0.00	0	0.00	1	20,617,039.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.445250%	5.418184%	9
03/17/21	1	110,357,583.70	0	0.00	1	20,677,531.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.445319%	5.418253%	10
02/18/21	1	110,624,072.50	0	0.00	1	20,747,667.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.445396%	5.418331%	11
01/15/21	0	0.00	0	0.00	1	20,807,512.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.445463%	5.418398%	12
12/17/20	1	111,058,446.10	1	20,867,060.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.445529%	5.418465%	13
11/18/20	0	0.00	1	111,290,157.50	1	20,929,657.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.445597%	5.418534%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10072964	08/01/21	1	1	606,898.31	1,183,005.12	2,293,234.17	109,216,565.90	10/29/20	13
Totals					606,898.31	1,183,005.12	2,293,234.17	109,216,565.90

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		344,475,559	235,725,580	108,749,979		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		57,130,527	57,130,527	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	401,606,086	292,856,107	108,749,979	0	0	0
Sep-21	402,529,612	402,529,612	0	0	0	0
Aug-21	442,423,701	333,207,136	109,216,566	0	0	0
Jul-21	536,944,467	536,944,467	0	0	0	0
Jun-21	588,100,063	567,608,239	0	0	20,491,825	0
May-21	693,306,741	672,753,805	0	0	20,552,936	0
Apr-21	702,993,630	682,376,591	0	0	20,617,039	0
Mar-21	704,461,646	573,426,531	110,357,584	0	20,677,531	0
Feb-21	706,241,749	574,870,009	110,624,073	0	20,747,667	0
Jan-21	707,694,518	686,887,006	0	0	20,807,512	0
Dec-20	709,140,466	577,214,960	111,058,446	20,867,061	0	0
Nov-20	710,686,626	578,466,811	0	111,290,158	20,929,658	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Inocme	DSCR	DSCR Date	Maturity Date	Amort Term
1	10072964	108,749,979.20	109,216,565.90	189,000,000.00	02/01/12	7,876,418.34	0.92000	--	03/01/22	244
Totals		108,749,979.20	109,216,565.90	189,000,000.00		7,876,418.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10072964	RT	CT	10/29/20	13

10/12/2021 10/08/2021 - Loan transferred to special servicing 11/2/2020 for 60-day delinquency. Borrower submitted hardship letter to master servicer indicating that debt service and operating shortfalls would not be funded, and release of cash mana gement fundsfor critical past due property expenses would be necessary to maintain operations. Borrower and special servicer were unable to reach agreement that will support the loan going forward. Consensual receivership order has been entered, and recei ver has taken over management of the mall. Next step is for receiver to stabilize the property, and ultimately then engage a broker to sell.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 20 of 25

Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
11	10073580	1	27,255,378.54	6.05000%	27,255,378.54 6.05000%		10	06/02/20	07/01/20	07/01/20
15	10072971	1	24,631,913.17	5.78000%	24,631,913.17 5.78000%		8	11/26/14	11/26/14	12/02/14
Totals			51,887,291.71		51,887,291.71
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	10072971 07/16/21	20,491,824.50	17,600,000.00	16,011,692.89	1,315,160.35	16,011,692.60	14,696,532.25	5,795,292.25	0.00	1,186.82	5,794,105.43	22.37%
18	10072973 02/17/17	18,781,530.18	18,550,000.00	13,664,376.06	3,397,409.54	13,664,376.06	10,266,966.52	8,514,563.66	0.00	642,391.69	7,872,171.97	37.84%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		39,273,354.68	36,150,000.00	29,676,068.95	4,712,569.89	29,676,068.66	24,963,498.77	14,309,855.91	0.00	643,578.51	13,666,277.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	10072971	08/17/21	0.00	0.00	5,794,105.43	0.00	0.00	(1,186.82)	0.00	0.00	5,794,105.43
		07/16/21	0.00	0.00	5,795,292.25	0.00	0.00	5,795,292.25	0.00	0.00
18	10072973	06/15/18	0.00	0.00	7,872,171.97	0.00	0.00	(493,196.64)	0.00	0.00	7,872,171.97
		04/17/18	0.00	0.00	8,365,368.61	0.00	0.00	40.94	0.00	0.00
		03/16/18	0.00	0.00	8,365,327.67	0.00	0.00	(43,888.19)	0.00	0.00
		02/16/18	0.00	0.00	8,409,215.86	0.00	0.00	(115.50)	0.00	0.00
		01/18/18	0.00	0.00	8,409,331.36	0.00	0.00	23.00	0.00	0.00
		11/17/17	0.00	0.00	8,409,308.36	0.00	0.00	1,150.00	0.00	0.00
		08/17/17	0.00	0.00	8,408,158.36	0.00	0.00	1,173.00	0.00	0.00
		06/16/17	0.00	0.00	8,406,985.36	0.00	0.00	(36,486.70)	0.00	0.00
		05/17/17	0.00	0.00	8,443,472.06	0.00	0.00	34,397.77	0.00	0.00
		04/17/17	0.00	0.00	8,409,074.29	0.00	0.00	(84,243.86)	0.00	0.00
		03/17/17	0.00	0.00	8,493,318.15	0.00	0.00	(21,245.51)	0.00	0.00
		02/17/17	0.00	0.00	8,514,563.66	0.00	0.00	8,514,563.66	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,666,277.40	0.00	0.00	13,666,277.40	0.00	0.00	13,666,277.40

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	22,706.59	0.00	0.00	103,763.32	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,706.59	0.00	0.00	103,763.32	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		126,469.91

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 24 of 25

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 25 of 25